Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000237980 [Member]
Shareholder Report [Line Items]
Fund Name	Burney U.S. Factor Rotation ETF
Class Name	Burney U.S. Factor Rotation ETF
Trading Symbol	BRNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Burney U.S. Factor Rotation ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://burneyetfs.com/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://burneyetfs.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund returned 21.35% (NAV) and outperformed the S&P Composite 1500 Total Return Index (which returned 15.03%). The Fund continues to employ a “factor rotation” style of investing that adjusts exposures across market-cap size (small- and mid-cap vs. large-cap) and style (value vs. growth) while also continuing to rely on our proprietary stock selection model to select individual securities.
As a US Equity focused fund, the Fund benefited from strong market performance to close 2024 as well as the rebound from the short-lived selloff in early 2025. Based on the performance of large-cap stocks over this period, the Fund reduced its small- and mid-cap exposure at the end of February 2025 to align with this large-cap momentum. The Fund maintained a slight small- and mid-cap lean following this change, and this lesser tilt reduced the relative performance hit from the Fund’s size positioning. The Fund also shifted from a meaningful overweight to growth to a style neutral posture in response to a value trend that began materializing in late 2024. At this time, there does not appear to be a strong value or growth phase, justifying the neutral style posture.
The Fund’s use of our proprietary stock selection model was a key driver of outperformance. Stock selection did detract from returns during the market recovery that began in the middle of April 2025, as our stock selection model avoided the high beta and low quality stocks that outperformed during this period. Overall, though, the model’s emphasis on fundamental and momentum factors, along with signals anticipating better- and worse-than-expected revenue reports from companies, boosted returns over the full year as the market rewarded these factors accordingly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 416,393,548
Holdings Count | holding	84
Advisory Fees Paid, Amount	$ 2,485,184
Investment Company, Portfolio Turnover	222.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.8%
Financials	19.0%
Communication Services	12.3%
Industrials	8.9%
Consumer Discretionary	8.0%
Health Care	6.8%
Materials	5.2%
Consumer Staples	2.0%
Utilities	1.7%
Real Estate	1.2%
Energy	1.0%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Microsoft Corp.	5.5%
Meta Platforms, Inc. - Class A	5.0%
Autodesk, Inc.	4.6%
CF Industries Holdings, Inc.	4.5%
KLA Corp.	4.3%
Alphabet, Inc. - Class A	3.7%
Cboe Global Markets, Inc.	3.6%
Netflix, Inc.	3.6%
Cisco Systems, Inc.	3.3%
QUALCOMM, Inc.	3.1%